Commitments and Contingencies - Schedule of Future Minimum Payments Under Operating Leases (Detail) - Dec. 31, 2017 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
2018	¥ 76,554	$ 11,766
2019	67,495	10,374
2020	46,926	7,212
2021	20	3
2022 and thereafter	5	1
Total	¥ 191,000	$ 29,356